Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Deferred tax assets-current	€ 17,967	€ 14,350
Deferred tax assets-non-current	5,955	13,072
Deferred tax liabilities-current	(36)	(3,513)
Deferred tax liabilities-non-current	(952)	(868)
Net deferred income taxes	€ 22,934	€ 23,041	€ 14,052